UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 45.3% of Net Assets
	Aerospace & Defense – 0.5%
1,374	Boeing Co. (The)	$243,005
3,375	United Technologies Corp.	378,709

		621,714

	Air Freight & Logistics – 0.4%
10,163	bpost S.A.	238,442
10,194	Cia de Distribucion Integral Logista Holdings S.A.	236,624

		475,066

	Airlines – 0.2%
4,162	Southwest Airlines Co.	223,749

	Auto Components – 0.1%
2,090	Delphi Automotive PLC	168,224

	Automobiles – 0.7%
25,650	General Motors Co.	906,984

	Banks – 8.5%
100,500	Banco Bilbao Vizcaya Argentaria S.A.	780,148
126,500	Banco Santander S.A.	774,345
40,000	Bank of America Corp.	943,600
3,300	Bank of Montreal	246,486
1,800	Bank of Nova Scotia	105,305
6,987	BB&T Corp.	312,319
62,000	BOC Hong Kong Holdings Ltd.	253,414
203,068	CaixaBank S.A.	873,087
2,800	Canadian Imperial Bank of Commerce	241,438
15,600	Citigroup, Inc.	933,192
59,061	Credit Agricole S.A.	798,308
13,619	JPMorgan Chase & Co.	1,196,293
918,896	Lloyds Banking Group PLC	764,228
5,700	National Bank of Canada	239,341
3,633	PNC Financial Services Group, Inc. (The)	436,832
15,679	Societe Generale S.A.	794,381
6,926	U.S. Bancorp	356,689
18,084	Wells Fargo & Co.	1,006,555

		11,055,961

	Beverages – 1.5%
16,651	Coca-Cola Co. (The)	706,668
1,788	Constellation Brands, Inc., Class A	289,781
6,301	PepsiCo, Inc.	704,830
6,342	Royal Unibrew AS	267,100

		1,968,379

	Biotechnology – 0.2%
3,980	AbbVie, Inc.	259,337

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – 0.8%
25,962	Johnson Controls International PLC	$1,093,519

	Capital Markets – 1.0%
18,600	3i Group PLC	174,637
21,967	BGC Partners, Inc., Class A	249,545
21,500	Morgan Stanley	921,060

		1,345,242

	Chemicals – 1.3%
14,000	Asahi Kasei Corp.	136,030
2,494	E.I. du Pont de Nemours & Co.	200,343
3,084	Eastman Chemical Co.	249,187
5,346	Huntsman Corp.	131,191
12,300	Kuraray Co. Ltd.	187,115
2,762	LyondellBasell Industries NV, Class A	251,867
2,913	Monsanto Co.	329,751
3,637	Trinseo S.A.	244,043

		1,729,527

	Commercial Services & Supplies – 0.3%
2,538	Intrum Justitia AB	94,758
3,525	Waste Management, Inc.	257,043

		351,801

	Construction & Engineering – 0.3%
3,270	ACS Actividades de Construccion y Servicios S.A.	111,156
36,000	Taisei Corp.	263,272

		374,428

	Containers & Packaging – 0.4%
1,884	Greif, Inc., Class A	103,790
2,607	Packaging Corp. of America	238,853
4,252	WestRock Co.	221,232

		563,875

	Diversified Consumer Services – 0.2%
8,100	Benesse Holdings, Inc.	253,547

	Diversified Financial Services – 0.1%
1,344	Pargesa Holding S.A.	94,994

	Diversified Telecommunication Services – 1.6%
19,121	CenturyLink, Inc.	450,682
113,000	HKT Trust & HKT Ltd.	145,700
30,116	Verizon Communications, Inc.	1,468,155

		2,064,537

	Electric Utilities – 1.5%
17,500	CLP Holdings Ltd.	183,198
7,756	Exelon Corp.	279,061
8,120	FirstEnergy Corp.	258,378
8,789	Great Plains Energy, Inc.	256,815
283,000	HK Electric Investments & HK Electric Investments Ltd., 144A	260,823
2,765	NextEra Energy, Inc.	354,943

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
6,190	PG&E Corp.	$410,769

		2,003,987

	Electronic Equipment, Instruments & Components – 0.1%
3,900	Hitachi High-Technologies Corp.	159,314

	Energy Equipment & Services – 0.3%
6,871	Halliburton Co.	338,122

	Food & Staples Retailing – 0.3%
1,275	Costco Wholesale Corp.	213,805
3,081	CVS Health Corp.	241,858

		455,663

	Food Products – 0.8%
5,458	B&G Foods, Inc.	219,684
4,306	Campbell Soup Co.	246,475
1,819	J.M. Smucker Co. (The)	238,435
4,837	Mondelez International, Inc., Class A	208,378
8,503	Salmar ASA	183,358

		1,096,330

	Health Care Equipment & Supplies – 0.4%
6,389	Medtronic PLC	514,698

	Health Care Providers & Services – 0.8%
2,817	AmerisourceBergen Corp.	249,304
2,546	Quest Diagnostics, Inc.	249,992
3,061	UnitedHealth Group, Inc.	502,035

		1,001,331

	Hotels, Restaurants & Leisure – 1.3%
1,528	Cracker Barrel Old Country Store, Inc.	243,334
3,313	Darden Restaurants, Inc.	277,199
9,172	Hilton Worldwide Holdings, Inc.	536,195
4,045	McDonald’s Corp.	524,272
1,917	Wyndham Worldwide Corp.	161,584

		1,742,584

	Household Products – 0.3%
4,637	Procter & Gamble Co. (The)	416,634

	Industrial Conglomerates – 2.5%
49,620	General Electric Co.	1,478,676
8,468	Honeywell International, Inc.	1,057,399
3,800	Jardine Matheson Holdings Ltd.	244,112
2,176	Roper Technologies, Inc.	449,322

		3,229,509

	Insurance – 1.1%
1,227	Assured Guaranty Ltd.	45,534
2,453	Chubb Ltd.	334,221
19,169	MetLife, Inc.	1,012,507

		1,392,262

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 0.2%
2,999	j2 Global, Inc.	$251,646

	IT Services – 1.0%
2,011	Accenture PLC, Class A	241,079
5,283	Automatic Data Processing, Inc.	540,926
8,600	ITOCHU Techno-Solutions Corp.	253,785
2,964	Science Applications International Corp.	220,522

		1,256,312

	Machinery – 1.9%
6,890	Allison Transmission Holdings, Inc.	248,453
7,460	Cummins, Inc.	1,127,952
13,631	Dover Corp.	1,095,251

		2,471,656

	Media – 0.5%
10,791	Comcast Corp., Class A	405,634
2,835	Walt Disney Co. (The)	321,460

		727,094

	Metals & Mining – 0.1%
65,033	Centamin PLC	140,685

	Multi-Utilities – 0.5%
9,051	CenterPoint Energy, Inc.	249,536
2,382	Consolidated Edison, Inc.	184,986
2,050	Sempra Energy	226,525

		661,047

	Oil, Gas & Consumable Fuels – 2.4%
10,526	Canadian Natural Resources Ltd.	345,147
5,837	Chevron Corp.	626,719
28,683	Encana Corp.	335,878
2,108	EQT Corp.	128,799
4,548	Exxon Mobil Corp.	372,981
8,699	Golar LNG Ltd.	242,963
1,500	Inter Pipeline Ltd.	31,616
4,477	ONEOK, Inc.	248,205
1,916	PDC Energy, Inc.(b)	119,463
887	Targa Resources Corp.	53,131
5,462	Valero Energy Corp.	362,076
10,130	Williams Cos., Inc. (The)	299,747

		3,166,725

	Pharmaceuticals – 2.1%
5,000	Astellas Pharma, Inc.	65,945
3,151	Bristol-Myers Squibb Co.	171,351
4,072	Eli Lilly & Co.	342,496
12,321	GlaxoSmithKline PLC	256,190
8,520	Johnson & Johnson	1,061,166
24,806	Pfizer, Inc.	848,613

		2,745,761

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Mortgage – 0.2%
13,130	Chimera Investment Corp.	$264,963

	Road & Rail – 0.2%
5,357	CSX Corp.	249,368

	Semiconductors & Semiconductor Equipment – 1.5%
17,420	Cypress Semiconductor Corp.	239,699
1,700	Disco Corp.	259,580
5,414	Maxim Integrated Products, Inc.	243,414
11,004	QUALCOMM, Inc.	630,969
3,227	Texas Instruments, Inc.	259,967
2,500	Tokyo Electron Ltd.	273,691

		1,907,320

	Software – 1.4%
12,277	Microsoft Corp.	808,563
22,300	Oracle Corp.	994,803

		1,803,366

	Specialty Retail – 1.0%
5,640	Best Buy Co., Inc.	277,206
6,750	Home Depot, Inc. (The)	991,103

		1,268,309

	Technology Hardware, Storage & Peripherals – 2.0%
14,598	Apple, Inc.	2,097,149
14,471	HP, Inc.	258,741
4,929	Seagate Technology PLC	226,389

		2,582,279

	Thrifts & Mortgage Finance – 0.2%
8,800	Genworth MI Canada, Inc.	243,318

	Tobacco – 1.7%
10,950	Altria Group, Inc.	782,049
3,730	British American Tobacco PLC	247,471
5,305	Imperial Brands PLC	257,100
6,347	Philip Morris International, Inc.	716,576
11,869	Vector Group Ltd.	246,875

		2,250,071

	Trading Companies & Distributors – 0.7%
17,700	ITOCHU Corp.	251,984
10,600	Mitsubishi Corp.	229,729
11,700	Mitsui & Co. Ltd.	169,908
18,900	Sumitomo Corp.	254,977

		906,598

	Transportation Infrastructure – 0.2%
3,100	Macquarie Infrastructure Corp.	249,798

	Total Common Stocks (Identified Cost $55,557,988)	59,047,634

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 28.6%
Non-Convertible Bonds – 27.9%
	Banking – 12.9%
$ 610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(c)	$670,552
1,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(c)	990,084
2,250,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625%(c)	2,243,916
895,000	BNP Paribas S.A., 4.625%, 3/13/2027, 144A	894,768
3,600,000	BNP Paribas S.A., (fixed rate to 3/14/2022, variable rate thereafter), 6.750%, 144A(c)	3,640,500
1,150,000	BNP Paribas S.A., (fixed rate to 3/30/2021, variable rate thereafter), 7.625%, 144A(c)	1,221,875
625,000	Credit Suisse AG, 6.500%, 8/08/2023, 144A	686,183
620,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 7.500%, 144A(c)	671,827
1,200,000	Deutsche Bank AG, (fixed rate to 4/30/2020, variable rate thereafter), 6.250%(c)	1,137,000
835,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 4.041%, 3/13/2028	844,036
1,550,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(c)	1,639,280
1,200,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/15/2021, variable rate thereafter), 8.625%(c)	1,251,000
1,020,000	Societe Generale S.A., (fixed rate to 1/27/2020, variable rate thereafter), 6.000%(c)	972,815

		16,863,836

	Cable Satellite – 0.7%
830,000	DISH DBS Corp., 7.750%, 7/01/2026	964,875

	Chemicals – 0.5%
650,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	624,813

	Electric – 0.8%
600,000	Dynegy, Inc., 5.875%, 6/01/2023	549,750
435,000	NRG Energy, Inc., 7.250%, 5/15/2026	448,050

		997,800

	Finance Companies – 0.5%
295,000	Cia Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 7/20/2023, 144A	301,638
395,000	Mexico City Airport Trust, 4.250%, 10/31/2026, 144A	400,431

		702,069

	Food & Beverage – 0.5%
635,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	661,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – 1.6%
$ 940,000	Banco do Brasil S.A., (fixed rate to 4/15/2024, variable rate thereafter), 6.250%, 144A(c)	$785,088
1,150,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,331,125

		2,116,213

	Independent Energy – 0.7%
300,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	268,125
710,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	635,450

		903,575

	Midstream – 0.4%
465,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	521,238

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
370,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 3.912%, 10/15/2034, 144A(f)	371,238

	Oil Field Services – 0.6%
530,000	Noble Holding International Ltd., 6.050%, 3/01/2041	381,600
455,000	Transocean, Inc., 6.800%, 3/15/2038	374,237

		755,837

	Packaging – 0.4%
540,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(g)	556,200

	Sovereigns – 1.4%
1,250,000	Republic of Argentina, 6.875%, 1/26/2027, 144A	1,267,500
485,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	515,890

		1,783,390

	Technology – 0.7%
410,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	514,900
290,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	374,534

		889,434

	Treasuries – 3.8%
8,400(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	2,682,154
12,308,000,000	Indonesia Government International Bond, Series FR72, 8.250%, 5/15/2036, (IDR)	975,839
212,230(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,333,488

		4,991,481

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.8%
$ 900,000	Sprint Corp., 7.250%, 9/15/2021	$971,550

	Wirelines – 1.3%
380,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	335,943
385,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	403,769
910,000	Qwest Corp., 6.875%, 9/15/2033	906,141

		1,645,853

	Total Non-Convertible Bonds (Identified Cost $34,195,220)	36,321,389

Convertible Bonds – 0.7%
	Cable Satellite – 0.7%
770,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	930,256

	(Identified Cost $839,653)
	Total Bonds and Notes (Identified Cost $35,034,873)	37,251,645

Shares
Exchange Traded Funds & Notes – 11.2%
217,000	Alerian MLP ETF	2,758,070
167,000	ETRACS Alerian MLP Infrastructure Index ETN	4,873,060
33,000	iShares® MSCI Emerging Markets ETF	1,299,870
175,000	JPMorgan Alerian MLP Index ETN	5,652,500

	Total Exchange Traded Funds & Notes (Identified Cost $14,013,236)	14,583,500

Principal Amount (‡)
Senior Loans – 9.8%
	Airlines – 2.4%
$ 3,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(f)	3,124,909

	Building Materials – 0.1%
89,775	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.232%, 11/15/2023(f)	90,512

	Chemicals – 1.4%
338,319	ASP Chromaflo Dutch I BV, Term Loan B2, 5.000%, 11/18/2023(f)	339,801
260,181	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 5.000%, 11/18/2023(f)	261,320
31,111	Avantor Performance Materials Holdings LLC, 2017 Delayed Draw Term Loan, 3/10/2024(h)	31,280
738,889	Avantor Performance Materials Holdings LLC, 2017 1st Lien Term Loan, 5.000%, 3/10/2024(f)	742,894

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Chemicals – continued
$ 415,962	Kraton Polymers LLC, 2016 Term Loan B, 5.000%, 1/06/2022(f)	$419,602

		1,794,897

	Electric – 0.8%
1,060,000	Dynegy, Inc., 2017 Term Loan C, 4.250%, 6/27/2023(f)	1,062,046

	Financial Other – 0.7%
882,776	Russell Investment Group, Term Loan B, 6.750%, 6/01/2023(f)	892,160

	Food & Beverage – 0.6%
1,113,108	Agrokor d.d., PIK Term Loan, 10.500%, 6/04/2018, (EUR)(f)(k)	65,311
775,000	Aramark Services, Inc., 2017 USD Term Loan B, 3/06/2024(i)	778,875

		844,186

	Independent Energy – 0.4%
392,811	Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021(f)	417,853
149,116	MEG Energy Corp., 2017 Term Loan B, 4.540%, 12/31/2023(f)	149,032

		566,885

	Lodging – 0.6%
770,000	Hilton Worldwide Finance LLC, Term Loan B2, 10/25/2023(i)	775,336

	Media Entertainment – 0.5%
597,000	Camelot UK Holdco Ltd., Term Loan B, 4.750%, 10/03/2023(f)	597,376

	Retailers – 0.4%
598,477	PetSmart, Inc., Term Loan B2, 4.020%, 3/11/2022(f)	570,798

	Technology – 1.9%
1,713,629	Dell, Inc, 2017 Term Loan B, 3.490%, 9/07/2023(f)	1,719,335
770,000	Western Digital Corp., 2017 USD Term Loan B, 4/29/2023(i)	773,742

		2,493,077

	Total Senior Loans (Identified Cost $13,076,438)	12,812,182

Shares
Preferred Stocks – 1.7%
Non-Convertible Preferred Stock – 1.3%
	Banking – 1.3%
64,000	Bank of America Corp., Series CC, 6.200% (Identified Cost $1,600,000)	1,649,280

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stock – 0.4%
	Midstream – 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,844)	$603,470

	Total Preferred Stocks (Identified Cost $2,231,844)	$2,252,750

Principal Amount (‡)
Short-Term Investments – 5.1%
$ 6,607,531	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $6,607,652 on 4/03/2017 collateralized by $6,795,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $6,741,109 including accrued interest(j) (Identified Cost $6,607,531)	6,607,531

	Total Investments – 101.7% (Identified Cost $126,521,910)(a)	132,555,242
	Other assets less liabilities – (1.7)%	(2,274,525)

	Net Assets – 100.0%	$130,280,717

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:
Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, $10,666,036 of the Fund’s investments, or 8.2% of the Fund’s net assets, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $126,527,553 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,156,089
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,128,400)

Net unrealized appreciation	$6,027,689

At December 31, 2016, late- year ordinary and post-October capital loss deferrals were $436,967. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $624,813 or 0.5% of net assets.
(f)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2017, interest payments were made in cash.
(h)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(i)	Position is unsettled. Contract rate was not determined at March 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2017, the issuer has not made any interest payments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $16,033,534 or 12.3% of net assets.
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$475,066	$—	$475,066
Banks	6,018,050	5,037,911	—	11,055,961
Capital Markets	1,170,605	174,637	—	1,345,242
Chemicals	1,406,382	323,145	—	1,729,527
Commercial Services & Supplies	257,043	94,758	—	351,801
Construction & Engineering	—	374,428	—	374,428
Diversified Consumer Services	—	253,547	—	253,547
Diversified Financial Services	—	94,994	—	94,994
Diversified Telecommunication Services	1,918,837	145,700	—	2,064,537
Electric Utilities	1,559,966	444,021	—	2,003,987
Electronic Equipment, Instruments & Components	—	159,314	—	159,314
Food Products	912,972	183,358	—	1,096,330
Industrial Conglomerates	2,985,397	244,112	—	3,229,509
IT Services	1,002,527	253,785	—	1,256,312
Metals & Mining	—	140,685	—	140,685
Pharmaceuticals	2,423,626	322,135	—	2,745,761
Semiconductors & Semiconductor Equipment	1,374,049	533,271	—	1,907,320
Tobacco	1,745,500	504,571	—	2,250,071
Trading Companies & Distributors	—	906,598	—	906,598
All Other Common Stocks*	25,606,644	—	—	25,606,644

Total Common Stocks	48,381,598	10,666,036	—	59,047,634

Bonds and Notes*	—	37,251,645	—	37,251,645
Exchange-Traded Funds and Notes	14,583,500	—	—	14,583,500
Senior Loans*	—	12,812,182	—	12,812,182

Preferred Stocks*	—	2,252,750	—	2,252,750

Short-Term Investments	—	6,607,531	—	6,607,531

Total	$62,965,098	$69,590,144	$—	$132,555,242

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Banking	14.2%
Exchange-Traded Funds	11.2
Banks	8.5
Treasuries	3.8
Chemicals	3.2
Technology	2.6
Airlines	2.6
Industrial Conglomerates	2.5
Oil, Gas & Consumable Fuels	2.4
Pharmaceuticals	2.1
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	41.5
Short-Term Investments	5.1

Total Investments	101.7
Other assets less liabilities	(1.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 94.0% of Net Assets
	Austria – 1.3%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)	$332,895

	Canada – 3.4%
1,100,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	830,197

	France – 13.0%
400,000	Agence Francaise de Developpement, EMTN, 1.375%, 9/17/2024, (EUR)(b)	448,549
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(b)	410,276
1,370,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)	1,457,959
500,000	SNCF Reseau, EMTN, 1.000%, 11/09/2031, (EUR)(b)	489,138
400,000	Unibail-Rodamco SE, EMTN, 1.000%, 3/14/2025, (EUR)(b)	423,758

		3,229,680

	Germany – 12.4%
400,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(b)	425,174
600,000	Deutsche Kreditbank AG, Series 100, 0.625%, 6/08/2021, (EUR)(b)	647,833
1,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 10/15/2019(b)	1,003,060
1,000,000	Kreditanstalt fuer Wiederaufbau, 2.000%, 11/30/2021(b)	995,625

		3,071,692

	Italy – 3.3%
700,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(b)	814,705

	Netherlands – 18.9%
400,000	Cooperatieve Rabobank UA, GMTN, 0.125%, 10/11/2021, (EUR)(b)	425,717
900,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(b)	947,197
600,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(b)	630,501
400,000	Iberdrola International BV, EMTN, 2.500%, 10/24/2022, (EUR)(b)	469,975
1,400,000	Nederlandse Waterschapsbank NV, EMTN, 1.000%, 9/03/2025, (EUR)(b)	1,553,819
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(b)	454,201
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	215,370

		4,696,780

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Norway – 3.2%
$ 800,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020	$783,920

	Supranationals – 17.7%
400,000	European Investment Bank, 2.125%, 4/13/2026(b)	383,058
700,000	European Investment Bank, 2.500%, 10/15/2024(b)	699,756
600,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(b)	546,679
400,000	European Investment Bank, EMTN, 1.250%, 11/13/2026, (EUR)(b)	456,761
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(b)	194,094
2,200,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(b)	2,123,055

		4,403,403

	Sweden – 5.6%
1,400,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(b)	1,396,355

	United Kingdom – 4.8%
900,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(b)	1,187,900

	United States – 10.4%
900,000	Apple, Inc., 2.850%, 2/23/2023(b)	908,516
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(b)	416,587
200,000	Southern Power Co., 4.150%, 12/01/2025(b)	206,686
1,000,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(b)	1,059,988

		2,591,777

	Total Bonds and Notes (Identified Cost $23,348,178)	23,339,304

Description	Value (†)
Total Investments – 94.0% (Identified Cost $23,348,178)(a)	$23,339,304
Other assets less liabilities – 6.0%	1,478,923

Net Assets – 100.0%	$24,818,227

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2017, the net unrealized depreciation on investments based on a cost of $23,353,278 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$60,407
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(74,381)

Net unrealized depreciation	$(13,974)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2017	5	$588,633	$1,598
Euro-Buxl® 30 Year Bond	6/08/2017	1	179,820	1,152
German Euro BOBL	6/08/2017	15	2,109,063	(4,675)

Total				$(1,925)

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2017	1	$124,563	$(79)
30 Year U.S. Treasury Bond	6/21/2017	1	150,844	(2,407)
Australian Dollar	6/19/2017	6	458,160	1,630
Canadian Dollar	6/20/2017	11	828,630	835
British Pound	6/19/2017	15	1,177,125	(9,600)
Euro	6/19/2017	92	12,330,300	(57,542)
German Euro Bund	6/08/2017	16	2,755,245	(2,565)
UK Long Gilt	6/28/2017	2	319,690	(4,360)

Total				$(74,088)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$23,339,304	$—	$23,339,304
Futures Contracts (unrealized appreciation)	5,215	—	—	5,215

Total	$5,215	$23,339,304	$—	$23,344,519

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(81,228)	$—	$—	$(81,228)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the period ended March 31, 2017, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives Interest rate contracts	$5,215

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded/cleared liability derivatives Interest rate contracts	$(81,228)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss – Net
$802,215	$802,215

Industry Summary at March 31, 2017 (Unaudited)

Bank	20.4%
Supra-National	17.7
Utility - Electric	16.2
Industrial	9.6
Financial	9.0
Government Agency	7.0
Government National	5.9
Transportation - Rail	4.8
Government Regional	3.4

Total Investments	94.0
Other assets less liabilities (including futures contracts)	6.0

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

Euro	49.1%
United States Dollar	36.7
British Pound	4.8
Canadian Dollar	3.4

Total Investments	94.0
Other assets less liabilities (including futures contracts)	6.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 95.3% of Net Assets
	Belgium – 3.6%
30,353	KBC Groep NV	$2,012,189

	Canada – 0.9%
21,332	AltaGas Ltd.	494,060

	Denmark – 6.8%
8,800	Chr. Hansen Holding AS	564,496
5,826	Coloplast AS, Series B	454,985
41,389	Novo Nordisk AS, Class B	1,421,254
10,116	Novozymes AS	400,792
11,569	Vestas Wind Systems AS	941,025

		3,782,552

	France – 7.1%
15,221	Essilor International S.A.	1,847,997
2,371	Ingenico Group S.A.	223,624
5,258	L’Oreal S.A.	1,011,311
13,492	Valeo S.A.	897,511

		3,980,443

	Germany – 5.2%
3,720	Allianz SE, (Registered)	689,860
50,274	Deutsche Telekom AG	880,932
20,055	Symrise AG	1,333,685

		2,904,477

	Hong Kong – 2.7%
92,737	AIA Group Ltd.	585,352
32,000	Tencent Holdings Ltd.	921,904

		1,507,256

	Ireland – 3.6%
18,500	Eaton Corp. PLC	1,371,775
8,100	Medtronic PLC	652,536

		2,024,311

	Japan – 2.7%
4,100	Rinnai Corp.	326,614
21,700	Toyota Motor Corp.	1,177,829

		1,504,443

	Netherlands – 3.8%
7,332	ASML Holding NV	972,903
22,392	Unilever NV	1,112,454

		2,085,357

	Singapore – 1.4%
768,700	Raffles Medical Group Ltd.	777,575

	Spain – 1.0%
21,397	Enagas S.A.	555,113

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – 1.6%
11,471	Cie Financiere Richemont S.A., (Registered)	$906,922

	United Kingdom – 3.9%
303,943	Legal & General Group PLC	941,141
59,345	Prudential PLC	1,253,563

		2,194,704

	United States – 51.0%
21,400	A.O. Smith Corp.	1,094,824
4,000	Acuity Brands, Inc.	816,000
2,100	Alexion Pharmaceuticals, Inc.(b)	254,604
3,201	Alphabet, Inc., Class A(b)	2,713,808
1,900	Amazon.com, Inc.(b)	1,684,426
10,174	American Water Works Co., Inc.	791,232
10,600	Criteo S.A., Sponsored ADR(b)	529,894
23,187	Danaher Corp.	1,983,184
17,700	Delphi Automotive PLC	1,424,673
11,300	Ecolab, Inc.	1,416,342
9,200	Ellie Mae, Inc.(b)	922,484
8,400	Facebook, Inc., Class A(b)	1,193,220
8,400	Gilead Sciences, Inc.	570,528
1,500	Illumina, Inc.(b)	255,960
4,100	International Flavors & Fragrances, Inc.	543,373
11,700	MasterCard, Inc., Class A	1,315,899
31,363	Microsoft Corp.	2,065,567
6,296	NextEra Energy, Inc.	808,218
11,800	Roper Technologies, Inc.	2,436,582
17,200	Thermo Fisher Scientific, Inc.	2,641,920
5,800	United Natural Foods, Inc.(b)	250,734
30,400	Visa, Inc., Class A	2,701,648

		28,415,120

	Total Common Stocks (Identified Cost $49,968,683)	53,144,522

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 4.5%
$ 2,496,278	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $2,496,324 on 4/03/2017 collateralized by $2,610,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $2,546,598 including accrued interest(c) (Identified Cost $2,496,278)	2,496,278

Description	Value (†)
Total Investments – 99.8% (Identified Cost $52,464,961)(a)	$55,640,800
Other assets less liabilities – 0.2%	123,213

Net Assets – 100.0%	$55,764,013

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$20,321,002	36.4%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $52,464,961 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,804,279
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,628,440)

Net unrealized appreciation	$3,175,839

At December 31, 2016, late-year ordinary and post-October capital loss deferrals were $102,222. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,012,189	$—	$2,012,189
Denmark	—	3,782,552	—	3,782,552
France	—	3,980,443	—	3,980,443
Germany	—	2,904,477	—	2,904,477
Hong Kong	—	1,507,256	—	1,507,256
Japan	—	1,504,443	—	1,504,443
Netherlands	1,112,454	972,903	—	2,085,357
Spain	—	555,113	—	555,113
Switzerland	—	906,922	—	906,922
United Kingdom	—	2,194,704	—	2,194,704
All Other Common Stocks*	31,711,066	—	—	31,711,066

Total Common Stocks	32,823,520	20,321,002	—	53,144,522

Short-Term Investments	—	2,496,278	—	2,496,278

Total	$32,823,520	$22,817,280	$—	$55,640,800

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Internet Software & Services	9.6%
Health Care Equipment & Supplies	8.9
Chemicals	7.6
IT Services	7.2
Insurance	6.1
Electrical Equipment	5.6
Software	5.4
Life Sciences Tools & Services	5.2
Industrial Conglomerates	4.4
Auto Components	4.2
Personal Products	3.8
Banks	3.6
Internet & Direct Marketing Retail	3.0
Pharmaceuticals	2.6
Automobiles	2.1
Building Products	2.0
Other Investments, less than 2% each	14.0
Short-Term Investments	4.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	59.1%
Euro	20.7
Danish Krone	6.8
British Pound	3.9
Hong Kong Dollar	2.7
Japanese Yen	2.7
Other, less than 2% each	3.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Australia – 3.4%
4,248,468	AMP Ltd.	$16,807,454
904,416	Orica Ltd.	12,156,453

		28,963,907

	China – 1.9%
93,415	Baidu, Inc., Sponsored ADR(b)	16,115,956

	France – 15.9%
460,200	BNP Paribas S.A.(c)	30,623,564
717,100	Bureau Veritas S.A.	15,115,436
250,123	Danone	17,014,601
35,915	Kering	9,282,764
48,550	LVMH Moet Hennessy Louis Vuitton SE	10,670,913
94,200	Pernod-Ricard S.A.	11,136,387
157,600	Publicis Groupe S.A.	11,003,656
216,100	Safran S.A.	16,128,382
25,100	Sanofi	2,268,919
195,900	Valeo S.A.	13,031,606

		136,276,228

	Germany – 10.4%
160,500	Allianz SE, (Registered)	29,764,107
159,600	Bayerische Motoren Werke AG	14,562,184
83,450	Continental AG	18,296,426
365,900	Daimler AG, (Registered)	27,003,242

		89,625,959

	Hong Kong – 1.0%
465,295	Melco Crown Entertainment Ltd., Sponsored ADR	8,626,569

	India – 1.1%
605,900	Infosys Ltd., Sponsored ADR	9,573,220

	Indonesia – 1.9%
18,504,100	Bank Mandiri Persero Tbk PT	16,250,954

	Ireland – 1.1%
460,431	Experian PLC	9,393,371

	Israel – 0.1%
7,000	Check Point Software Technologies Ltd.(b)	718,620

	Italy – 4.4%
10,925,400	Intesa Sanpaolo SpA	29,718,210
1,984,500	Prada SpA	8,347,290

		38,065,500

	Japan – 7.6%
1,742,400	Daiwa Securities Group, Inc.	10,631,214
668,900	Honda Motor Co. Ltd.(c)	20,193,449

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
141,100	Komatsu Ltd.	$3,695,871
198,300	Olympus Corp.	7,653,694
110,800	Omron Corp.	4,868,420
336,900	Toyota Motor Corp.	18,286,196

		65,328,844

	Korea – 0.8%
3,755	Samsung Electronics Co. Ltd.	6,910,757

	Mexico – 2.1%
705,400	Grupo Televisa SAB, Sponsored ADR	18,298,076

	Netherlands – 4.8%
50,731	Akzo Nobel NV	4,199,704
34,230	ASML Holding NV	4,542,074
383,582	EXOR NV	19,834,182
405,539	Koninklijke Philips NV	13,027,640

		41,603,600

	Sweden – 6.1%
127,200	Atlas Copco AB, B Shares	4,040,606
915,500	Hennes & Mauritz AB, B Shares	23,364,280
672,800	SKF AB, B Shares	13,304,963
772,700	Volvo AB, B Shares	11,398,862

		52,108,711

	Switzerland – 14.9%
196,900	Cie Financiere Richemont S.A., (Registered)	15,567,343
1,926,367	Credit Suisse Group AG, (Registered)(c)	28,661,689
8,445,000	Glencore PLC(b)	33,134,395
98,600	Kuehne & Nagel International AG, (Registered)	13,922,635
270,895	LafargeHolcim Ltd., (Registered)	15,982,644
91,800	Nestle S.A., (Registered)	7,045,808
38,405	Swatch Group AG (The)	13,750,059

		128,064,573

	Taiwan – 0.3%
392,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,458,088

	United Kingdom – 16.6%
556,200	Ashtead Group PLC	11,512,940
2,858,000	CNH Industrial NV	27,508,462
574,900	Diageo PLC	16,462,369
2,876,700	G4S PLC	10,966,319
36,199,800	Lloyds Banking Group PLC	30,106,662
1,260,004	Meggitt PLC	7,032,442
4,262,200	Royal Bank of Scotland Group PLC(b)	12,924,039
382,289	Schroders PLC	14,508,526
100	Schroders PLC, (Non Voting)	2,757
340,800	Smiths Group PLC	6,924,529
47,000	Wolseley PLC	2,959,191
61,300	WPP PLC	1,343,639

		142,251,875

Shares	Description	Value (†)
Common Stocks – continued
	United States – 1.9%
127,392	Willis Towers Watson PLC	$16,674,339

	Total Common Stocks (Identified Cost $755,312,953)	827,309,147

Principal Amount
Short-Term Investments – 1.6%
$ 13,441,556	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $13,441,802 on 4/03/2017 collateralized by $13,570,000 U.S. Treasury Note, 2.125% due 6/30/2022 valued at $13,712,946 including accrued interest(d) (Identified Cost $13,441,556)	13,441,556

	Total Investments – 97.9% (Identified Cost $768,754,509)(a)	840,750,703
	Other assets less liabilities – 2.1%	17,804,713

	Net Assets – 100.0%	$858,555,416

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$757,302,367	88.2%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $768,754,509 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$93,882,769
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,886,575)

Net unrealized appreciation	$71,996,194

At December 31, 2016, late-year ordinary and post-October capital loss deferrals were $447,104. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Australian Dollar	4,156,000	$3,170,675	$(132,294)
Sell[1]	9/20/2017	Swiss Franc	9,621,000	9,707,984	(74,363)

Total					$(206,657)

[1]	Counterparty is State Street Bank and Trust Company

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$28,963,907	$—	$28,963,907
France	—	136,276,228	—	136,276,228
Germany	—	89,625,959	—	89,625,959
Indonesia	—	16,250,954	—	16,250,954
Ireland	—	9,393,371	—	9,393,371
Italy	—	38,065,500	—	38,065,500
Japan	—	65,328,844	—	65,328,844
Korea	—	6,910,757	—	6,910,757
Netherlands	—	41,603,600	—	41,603,600
Sweden	—	52,108,711	—	52,108,711
Switzerland	—	128,064,573	—	128,064,573
Taiwan	—	2,458,088	—	2,458,088
United Kingdom	—	142,251,875	—	142,251,875
All Other Common Stocks*	70,006,780	—	—	70,006,780

Total Common Stocks	70,006,780	757,302,367	—	827,309,147

Short-Term Investments	—	13,441,556	—	13,441,556

Total	$70,006,780	$770,743,923	$—	$840,750,703

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(206,657)	$—	$(206,657)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended March 31, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(206,657)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$—	$—

Industry Summary at March 31, 2017 (Unaudited)

Banks	13.9%
Automobiles	9.3
Machinery	7.0
Textiles, Apparel & Luxury Goods	6.7
Capital Markets	6.2
Insurance	5.4
Diversified Financial Services	4.3
Metals & Mining	3.9
Auto Components	3.6
Media	3.6
Beverages	3.2
Professional Services	2.8
Food Products	2.8
Specialty Retail	2.7
Aerospace & Defense	2.7
Industrial Conglomerates	2.3
Other Investments, less than 2% each	15.9
Short-Term Investments	1.6

Total Investments	97.9
Other assets less liabilities (including forward foreign currency contracts)	2.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

Euro	37.7%
British Pound	18.4
Swiss Franc	11.0
United States Dollar	9.7
Japanese Yen	7.6
Swedish Krona	6.1
Australian Dollar	3.4
Other, less than 2% each	4.0

Total Investments	97.9
Other assets less liabilities (including forward foreign currency contracts)	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Air Freight & Logistics – 4.5%
301,131	Expeditors International of Washington, Inc.	$17,010,890
66,900	FedEx Corp.	13,055,535
52,995	United Parcel Service, Inc., Class B	5,686,364

		35,752,789

	Automobiles – 1.0%
231,800	General Motors Co.	8,196,448

	Banks – 7.3%
651,900	Bank of America Corp.	15,378,321
326,200	Citigroup, Inc.	19,513,284
159,100	JPMorgan Chase & Co.	13,975,344
173,200	Wells Fargo & Co.	9,640,312

		58,507,261

	Beverages – 5.0%
196,604	Coca-Cola Co. (The)	8,343,874
104,800	Diageo PLC, Sponsored ADR	12,112,784
431,603	Monster Beverage Corp.(b)	19,927,110

		40,383,768

	Biotechnology – 2.1%
33,988	Amgen, Inc.	5,576,411
28,014	Regeneron Pharmaceuticals, Inc.(b)	10,855,705

		16,432,116

	Capital Markets – 3.7%
48,094	FactSet Research Systems, Inc.	7,931,182
83,794	MSCI, Inc.	8,143,939
267,637	SEI Investments Co.	13,499,610

		29,574,731

	Communications Equipment – 2.5%
603,914	Cisco Systems, Inc.	20,412,293

	Consumer Finance – 2.3%
66,183	American Express Co.	5,235,737
150,900	Capital One Financial Corp.	13,076,994

		18,312,731

	Energy Equipment & Services – 1.2%
119,507	Schlumberger Ltd.	9,333,497

	Food Products – 2.7%
694,569	Danone S.A., Sponsored ADR	9,508,650
154,000	Nestle S.A., Sponsored ADR	11,842,600

		21,351,250

	Health Care Equipment & Supplies – 2.9%
178,000	Baxter International, Inc.	9,231,080
48,655	Varex Imaging Corp.(b)	1,634,808

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
135,324	Varian Medical Systems, Inc.(b)	$12,332,076

		23,197,964

	Health Care Providers & Services – 1.5%
74,100	UnitedHealth Group, Inc.	12,153,141

	Health Care Technology – 1.0%
129,113	Cerner Corp.(b)	7,598,300

	Hotels, Restaurants & Leisure – 2.1%
387,099	Yum China Holdings, Inc.(b)	10,529,093
96,578	Yum! Brands, Inc.	6,171,334

		16,700,427

	Household Durables – 1.2%
58,350	Whirlpool Corp.	9,997,105

	Household Products – 1.1%
96,159	Procter & Gamble Co. (The)	8,639,886

	Industrial Conglomerates – 1.8%
483,500	General Electric Co.	14,408,300

	Insurance – 4.7%
166,000	Aflac, Inc.	12,021,720
234,400	American International Group, Inc.	14,633,592
94,200	Aon PLC	11,180,598

		37,835,910

	Internet & Direct Marketing Retail – 4.6%
33,203	Amazon.com, Inc.(b)	29,435,788
385,100	Liberty Interactive Corp./QVC Group, Class A(b)	7,709,702

		37,145,490

	Internet Software & Services – 10.6%
191,863	Alibaba Group Holding Ltd., Sponsored ADR(b)	20,688,587
33,229	Alphabet, Inc., Class A(b)	28,171,546
11,750	Alphabet, Inc., Class C(b)	9,747,330
183,132	Facebook, Inc., Class A(b)	26,013,901

		84,621,364

	IT Services – 6.3%
40,164	Automatic Data Processing, Inc.	4,112,392
127,400	MasterCard, Inc., Class A	14,328,678
357,186	Visa, Inc., Class A	31,743,120

		50,184,190

	Machinery – 4.1%
118,400	Caterpillar, Inc.	10,982,784
78,500	Cummins, Inc.	11,869,200
95,028	Deere & Co.	10,344,748

		33,196,732

	Metals & Mining – 0.3%
39,585	Compass Minerals International, Inc.	2,685,842

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 3.0%
172,500	Anadarko Petroleum Corp.	$10,695,000
251,900	Apache Corp.	12,945,141

		23,640,141

	Personal Products – 1.6%
255,700	Unilever PLC, Sponsored ADR	12,616,238

	Pharmaceuticals – 2.4%
55,015	Merck & Co., Inc.	3,495,653
81,332	Novartis AG, Sponsored ADR	6,040,528
292,762	Novo Nordisk AS, Sponsored ADR	10,035,881

		19,572,062

	Semiconductors & Semiconductor Equipment – 5.2%
26,828	Analog Devices, Inc.	2,198,554
343,100	Intel Corp.	12,375,617
231,267	QUALCOMM, Inc.	13,260,850
173,000	Texas Instruments, Inc.	13,936,880

		41,771,901

	Software – 6.6%
170,756	Autodesk, Inc.(b)	14,765,272
115,564	Microsoft Corp.	7,611,045
687,520	Oracle Corp.	30,670,267

		53,046,584

	Technology Hardware, Storage & Peripherals – 1.9%
107,600	Apple, Inc.	15,457,816

	Textiles, Apparel & Luxury Goods – 1.1%
89,133	adidas AG, Sponsored ADR	8,484,570

	Total Common Stocks (Identified Cost $601,722,049)	771,210,847

Principal Amount
Short-Term Investments – 3.4%
$ 27,388,384	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $27,388,886 on 4/03/2017 collateralized by $21,855,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $21,324,098; $6,495,000 U.S. Treasury Note, 2.250% due 7/31/2021 valued at $6,616,963 including accrued interest(c) (Identified Cost $27,388,384)	27,388,384

Description	Value (†)
Total Investments – 99.7% (Identified Cost $629,110,433)(a)	$798,599,231
Other assets less liabilities – 0.3%	2,690,202

Net Assets – 100.0%	$801,289,433

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $629,110,433 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$180,999,857
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,511,059)

Net unrealized appreciation	$169,488,798

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$771,210,847	$—	$—	$771,210,847
Short-Term Investments	—	27,388,384	—	27,388,384

Total	$771,210,847	$27,388,384	$—	$798,599,231

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Internet Software & Services	10.6%
Banks	7.3
Software	6.6
IT Services	6.3
Semiconductors & Semiconductor Equipment	5.2
Beverages	5.0
Insurance	4.7
Internet & Direct Marketing Retail	4.6
Air Freight & Logistics	4.5
Machinery	4.1
Capital Markets	3.7
Oil, Gas & Consumable Fuels	3.0
Health Care Equipment & Supplies	2.9
Food Products	2.7
Communications Equipment	2.5
Pharmaceuticals	2.4
Consumer Finance	2.3
Hotels, Restaurants & Leisure	2.1
Biotechnology	2.1
Other Investments, less than 2% each	13.7
Short-Term Investments	3.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 88.7% of Net Assets
	Aerospace & Defense – 0.4%
44,800	Engility Holdings, Inc.(b)	$1,296,512

	Banks – 15.8%
133,750	BNC Bancorp	4,687,937
38,350	Community Trust Bancorp, Inc.	1,754,513
240,375	First Financial Bancorp	6,598,294
178,200	First Merchants Corp.	7,006,824
184,525	Hope Bancorp, Inc.	3,537,344
64,150	Lakeland Financial Corp.	2,766,148
188,525	Old National Bancorp	3,270,909
114,725	Pacific Premier Bancorp, Inc.(b)	4,422,649
130,025	Prosperity Bancshares, Inc.	9,064,043
178,925	Union Bankshares Corp.	6,294,581

		49,403,242

	Building Products – 3.2%
49,450	American Woodmark Corp.(b)	4,539,510
58,350	Continental Building Products, Inc.(b)	1,429,575
127,550	JELD-WEN Holding, Inc.(b)	4,190,017

		10,159,102

	Chemicals – 0.7%
29,325	Minerals Technologies, Inc.	2,246,295

	Commercial Services & Supplies – 3.7%
150,825	KAR Auction Services, Inc.	6,586,528
53,150	Multi-Color Corp.	3,773,650
40,825	Team, Inc.(b)	1,104,316

		11,464,494

	Consumer Finance – 1.4%
86,700	FirstCash, Inc.	4,261,305

	Containers & Packaging – 4.3%
469,800	Graphic Packaging Holding Co.	6,046,326
256,750	Multi Packaging Solutions International Ltd.(b)	4,608,662
45,025	Silgan Holdings, Inc.	2,672,684

		13,327,672

	Electrical Equipment – 2.1%
250,850	Atkore International Group, Inc.(b)	6,592,338

	Electronic Equipment, Instruments & Components – 2.5%
18,425	Littelfuse, Inc.	2,946,342
52,475	Zebra Technologies Corp., Class A(b)	4,788,343

		7,734,685

	Energy Equipment & Services – 1.6%
187,725	Forum Energy Technologies, Inc.(b)	3,885,908

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
65,125	Smart Sand, Inc.(b)	$1,058,281

		4,944,189

	Food Products – 1.4%
269,200	Hostess Brands, Inc.(b)	4,272,204

	Gas Utilities – 1.4%
64,800	Spire, Inc.	4,374,000

	Health Care Equipment & Supplies – 0.9%
67,675	Integra LifeSciences Holdings Corp.(b)	2,851,148

	Health Care Providers & Services – 3.0%
107,075	AMN Healthcare Services, Inc.(b)	4,347,245
81,250	Envision Healthcare Corp.(b)	4,982,250

		9,329,495

	Health Care Technology – 1.2%
92,750	Cotiviti Holdings, Inc.(b)	3,861,183

	Household Durables – 1.0%
46,275	Ethan Allen Interiors, Inc.	1,418,329
66,800	La-Z-Boy, Inc.	1,803,600

		3,221,929

	Insurance – 7.5%
98,225	Aspen Insurance Holdings Ltd.	5,112,611
148,575	Brown & Brown, Inc.	6,198,549
182,675	First American Financial Corp.	7,175,474
34,191	RenaissanceRe Holdings Ltd.	4,945,728

		23,432,362

	Internet Software & Services – 0.4%
81,600	CommerceHub, Inc., Series A(b)	1,263,168

	IT Services – 4.7%
166,025	Booz Allen Hamilton Holding Corp.	5,875,625
48,000	CACI International, Inc., Class A(b)	5,630,400
30,775	Presidio, Inc.(b)	476,551
86,625	Virtusa Corp.(b)	2,617,807

		14,600,383

	Life Sciences Tools & Services – 3.7%
28,600	INC Research Holdings, Inc., Class A(b)	1,311,310
37,700	PRA Health Sciences, Inc.(b)	2,459,171
275,150	VWR Corp.(b)	7,759,230

		11,529,711

	Machinery – 3.6%
86,100	Franklin Electric Co., Inc.	3,706,605
21,900	Global Brass & Copper Holdings, Inc.	753,360
184,300	Hillenbrand, Inc.	6,607,155
11,075	REV Group, Inc.(b)	305,338

		11,372,458

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.4%
1,975	Cable One, Inc.	$1,233,328

	Metals & Mining – 2.2%
87,475	Reliance Steel & Aluminum Co.	6,999,750

	Multi-Utilities – 2.7%
73,550	NorthWestern Corp.	4,317,385
70,525	Vectren Corp.	4,133,470

		8,450,855

	Oil, Gas & Consumable Fuels – 4.3%
281,775	Callon Petroleum Co.(b)	3,708,159
370,100	Laredo Petroleum, Inc.(b)	5,403,460
310,225	Oasis Petroleum, Inc.(b)	4,423,808

		13,535,427

	Professional Services – 0.6%
12,725	Dun & Bradstreet Corp. (The)	1,373,536
14,975	ICF International, Inc.(b)	618,468

		1,992,004

	REITs - Diversified – 0.5%
59,650	Outfront Media, Inc.	1,583,708

	REITs - Hotels – 0.1%
13,600	Hersha Hospitality Trust	255,544

	REITs - Shopping Centers – 0.3%
66,800	Ramco-Gershenson Properties Trust	936,536

	REITs - Storage – 0.5%
70,850	National Storage Affiliates Trust	1,693,315

	Road & Rail – 1.3%
58,975	Genesee & Wyoming, Inc., Class A(b)	4,002,044

	Semiconductors & Semiconductor Equipment – 5.2%
122,425	Integrated Device Technology, Inc.(b)	2,897,800
114,000	MaxLinear, Inc., Class A(b)	3,197,700
58,850	Mellanox Technologies Ltd.(b)	2,998,407
98,100	Silicon Laboratories, Inc.(b)	7,215,255

		16,309,162

	Software – 2.0%
72,075	BroadSoft, Inc.(b)	2,897,415
81,400	Verint Systems, Inc.(b)	3,530,725

		6,428,140

	Specialty Retail – 1.0%
41,675	Group 1 Automotive, Inc.	3,087,284

	Textiles, Apparel & Luxury Goods – 1.2%
101,375	Steven Madden Ltd.(b)	3,908,006

	Trading Companies & Distributors – 1.9%
29,450	GMS, Inc.(b)	1,031,928

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – continued
73,025	WESCO International, Inc.(b)	$5,078,889

		6,110,817

	Total Common Stocks (Identified Cost $232,823,841)	278,063,795

Exchange-Traded Funds – 4.9%
129,700	iShares® Russell 2000 Value Index ETF (Identified Cost $14,857,322)	15,325,352

Closed-End Investment Companies – 1.9%
208,100	FS Investment Corp.	2,039,380
232,025	TCP Capital Corp.	4,041,876

	Total Closed-End Investment Companies (Identified Cost $5,766,563)	6,081,256

Principal Amount
Short-Term Investments – 4.3%
$13,590,616	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $13,590,865 on 4/03/2017 collateralized by $14,210,000 U.S. Treasury Note, 1.125% due 10/31/2021 valued at $13,864,811 including accrued interest(c) (Identified Cost $13,590,616)	13,590,616

Description	Value (†)
Total Investments – 99.8% (Identified Cost $267,038,342)(a)	$313,061,019
Other assets less liabilities – 0.2%	505,901

Net Assets – 100.0%	$313,566,920

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $267,038,342 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$48,602,138
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,579,461)

Net unrealized appreciation	$46,022,677

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$278,063,795	$—	$—	$278,063,795
Exchange-Traded Funds	15,325,352	—	—	15,325,352
Closed-End Investment Companies	6,081,256	—	—	6,081,256
Short-Term Investments	—	13,590,616	—	13,590,616

Total	$299,470,403	$13,590,616	$—	$313,061,019

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Banks	15.8%
Insurance	7.5
Semiconductors & Semiconductor Equipment	5.2
Exchange-Traded Funds	4.9
IT Services	4.7
Oil, Gas & Consumable Fuels	4.3
Containers & Packaging	4.3
Life Sciences Tools & Services	3.7
Commercial Services & Supplies	3.7
Machinery	3.6
Building Products	3.2
Health Care Providers & Services	3.0
Multi-Utilities	2.7
Electronic Equipment, Instruments & Components	2.5
Metals & Mining	2.2
Electrical Equipment	2.1
Software	2.0
Other Investments, less than 2% each	20.1
Short-Term Investments	4.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 25, 2017

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 25, 2017